Income Taxes - Schedule of Net Operating Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Total NOLs	$ 37,322	$ 30,421
Federal
Operating Loss Carryforwards [Line Items]
NOLs expiring between 2029 and 2037	43,912
NOLs which do not expire	109,966
Total NOLs	153,878
State
Operating Loss Carryforwards [Line Items]
NOLs expiring between 2029 and 2037	81,902
NOLs which do not expire	26,351
Total NOLs	$ 108,253